Business Combinations - Schedule of Results of Operations (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
The Company [Member]
Schedule of Results of Operations [Line Items]
Total revenues	$ 2,029,269
Staff costs and employee benefits	(675,932)
Rental and office expenses	(265,134)
Professional fees	(80,650)
Depreciation	(8,575)
Other administrative expenses	(16,338)
Total operating expenses	(1,046,629)
Income (Loss) from operations	982,640
Interest income	1,097
Gain on short-term investment	3,423
Total other income, net	4,520
Income (Loss) before income taxes	987,160
Income tax expenses	120,391
Net income (loss)	866,769
Shine Prosperity and its subsidiary [Member]
Schedule of Results of Operations [Line Items]
Total revenues	5,143
Staff costs and employee benefits	(186,324)
Rental and office expenses	(13,624)
Professional fees	(58,658)
Depreciation
Other administrative expenses	(2,365)
Total operating expenses	(260,971)
Income (Loss) from operations	(255,828)
Interest income	441
Gain on short-term investment
Total other income, net	441
Income (Loss) before income taxes	(255,387)
Income tax expenses
Net income (loss)	(255,387)
Adjustment for Business Combination [Member]
Schedule of Results of Operations [Line Items]
Total revenues
Staff costs and employee benefits
Rental and office expenses
Professional fees
Depreciation
Other administrative expenses
Total operating expenses
Income (Loss) from operations
Interest income
Gain on short-term investment
Total other income, net
Income (Loss) before income taxes
Income tax expenses
Net income (loss)
Pro Forma Combined [Member]
Schedule of Results of Operations [Line Items]
Total revenues	2,034,412
Staff costs and employee benefits	(862,256)
Rental and office expenses	(278,758)
Professional fees	(139,308)
Depreciation	(8,575)
Other administrative expenses	(18,703)
Total operating expenses	(1,307,600)
Income (Loss) from operations	726,812
Interest income	1,538
Gain on short-term investment	3,423
Total other income, net	4,961
Income (Loss) before income taxes	731,773
Income tax expenses	120,391
Net income (loss)	611,382
Management consulting services [Member] | The Company [Member]
Schedule of Results of Operations [Line Items]
Revenues	594,878
Management consulting services [Member] | Shine Prosperity and its subsidiary [Member]
Schedule of Results of Operations [Line Items]
Revenues
Management consulting services [Member] | Adjustment for Business Combination [Member]
Schedule of Results of Operations [Line Items]
Revenues
Management consulting services [Member] | Pro Forma Combined [Member]
Schedule of Results of Operations [Line Items]
Revenues	594,878
Management Consulting Services-Related Parties [Member] | The Company [Member]
Schedule of Results of Operations [Line Items]
Revenues	779,840
Management Consulting Services-Related Parties [Member] | Shine Prosperity and its subsidiary [Member]
Schedule of Results of Operations [Line Items]
Revenues
Management Consulting Services-Related Parties [Member] | Adjustment for Business Combination [Member]
Schedule of Results of Operations [Line Items]
Revenues
Management Consulting Services-Related Parties [Member] | Pro Forma Combined [Member]
Schedule of Results of Operations [Line Items]
Revenues	779,840
Fund Subscription Revenue [Member] | The Company [Member]
Schedule of Results of Operations [Line Items]
Revenues	637,777
Fund Subscription Revenue [Member] | Shine Prosperity and its subsidiary [Member]
Schedule of Results of Operations [Line Items]
Revenues
Fund Subscription Revenue [Member] | Adjustment for Business Combination [Member]
Schedule of Results of Operations [Line Items]
Revenues
Fund Subscription Revenue [Member] | Pro Forma Combined [Member]
Schedule of Results of Operations [Line Items]
Revenues	637,777
Fund Management Revenue [Member] | The Company [Member]
Schedule of Results of Operations [Line Items]
Revenues	16,774
Fund Management Revenue [Member] | Shine Prosperity and its subsidiary [Member]
Schedule of Results of Operations [Line Items]
Revenues
Fund Management Revenue [Member] | Adjustment for Business Combination [Member]
Schedule of Results of Operations [Line Items]
Revenues
Fund Management Revenue [Member] | Pro Forma Combined [Member]
Schedule of Results of Operations [Line Items]
Revenues	16,774
Advisory revenue [Member] | The Company [Member]
Schedule of Results of Operations [Line Items]
Revenues
Advisory revenue [Member] | Shine Prosperity and its subsidiary [Member]
Schedule of Results of Operations [Line Items]
Revenues	5,143
Advisory revenue [Member] | Adjustment for Business Combination [Member]
Schedule of Results of Operations [Line Items]
Revenues
Advisory revenue [Member] | Pro Forma Combined [Member]
Schedule of Results of Operations [Line Items]
Revenues	$ 5,143